Income tax - Disclosure of temporary difference, unused tax losses and unused tax credits (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Income Tax [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 22,452	$ 20,591
Property, plant and equipment[Member]
Disclosure Of Income Tax [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	81	48
Share issuance costs [Member]
Disclosure Of Income Tax [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	10	18
Investment in associate [Member]
Disclosure Of Income Tax [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	275	275
Accounts Payables And Accrued Liabilities [Member]
Disclosure Of Income Tax [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	578	467
Lease Liability [Member]
Disclosure Of Income Tax [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	10	8
Capital losses [Member]
Disclosure Of Income Tax [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	2,494	2,476
Non-capital losses carried forward [Member]
Disclosure Of Income Tax [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 19,004	$ 17,299